10.31 Fidelity International Index Funds Institutional, Institutional Premium Combo PRO-08 | Fidelity® Emerging Markets Index Fund
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Emerging Markets Index Fund} - 10.31 Fidelity International Index Funds Institutional, Institutional Premium Combo PRO-08 - Fidelity® Emerging Markets Index Fund		Fidelity Emerging Markets Index Fund-Institutional Class	Fidelity Emerging Markets Index Fund-Institutional Premium Class
Management fee	[1]	0.08%	0.08%
Distribution and/or Service (12b-1) fees		none	none
Other expenses	[1]	0.02%	none
Total annual operating expenses		0.10%	0.08%
[1]	Adjusted to reflect current fees

Sell All Shares
Expense Example {- Fidelity® Emerging Markets Index Fund} - 10.31 Fidelity International Index Funds Institutional, Institutional Premium Combo PRO-08 - Fidelity® Emerging Markets Index Fund - USD ($)	Fidelity Emerging Markets Index Fund-Institutional Class	Fidelity Emerging Markets Index Fund-Institutional Premium Class
1 year	$ 10	$ 8
3 years	32	26
5 years	56	45
10 years	$ 128	$ 103